Equity and Capital Management (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Equity and Capital Management [Abstract]
Schedule of Consolidated Statements of Profit or Loss	Consolidated balance sheets as at December 31, 2023
Number of shares
– authorized	100,000,000
– issued and fully paid	12,584,625
Value (US$)	39,139

Additional paid-in capital
Value (US$)	377,538

Total share capital
Value (US$)	416,677
	Pre-Stock Split	Adjustments	Post-Stock Split
Number of shares
– authorized	100,000,000	—	100,000,000
– issued and fully paid	8,389,750	4,194,875	12,584,625
Value (US$)	39,139	—	39,139

Additional paid-in capital
Value (US$)	377,538	—	377,538

Total share capital
Value (US$)	416,677	—	416,677
Consolidated statements of profit or loss for the year ended June 30, 2023
	Pre-Stock Split	Adjustments	Post-Stock Split
Earnings per share
– basic and diluted	0.33	(0.11)	0.22

Weighted average number of shares in issue for the year
– basic and diluted	8,389,750	4,194,875	12,584,625
Consolidated statements of profit or loss for the year ended June 30, 2022
	Pre-Reverse Split and Pre-Stock Split	Adjustments	Post-Reverse Split and Post-Stock Split
Earnings per share
– basic and diluted	0.05	0.10	0.15

Weighted average number of shares in issue for the year
– basic and diluted	41,948,748	(29,364,123)	12,584,625
Consolidated statements of profit or loss for the year ended June 30, 2022
	Pre-Reverse Split and Pre-Stock Split	Adjustments	Post-Reverse Split and Post-Stock Split
Earnings per share
– basic and diluted	0.05	0.10	0.15

Weighted average number of shares in issue for the year
– basic and diluted	41,948,748	(29,364,123)	12,584,625
Consolidated statements of profit or loss for the year ended June 30, 2021
	Pre-Reverse Split and Pre-Stock Split	Adjustments	Post-Reverse Split and Post-Stock Split
Earnings per share
– basic and diluted	0.12	0.29	0.41

Weighted average number of shares in issue for the year
– basic and diluted	41,948,748	(29,364,123)	12,584,625

Schedule of Consolidated Statements of Profit or Loss	Consolidated statements of profit or loss for the six months ended December 31, 2023

Earnings per share (cents)
– basic and diluted	24.7

Weighted average number of shares in issue for the period
– basic and diluted	12,584,625
	Pre-Reverse Split and Pre-Stock Split	Adjustments	Post-Reverse Split and Post-Stock Split
Earnings per share (cents)
– basic and diluted	3.4	8.0	11.4

Weighted average number of shares in issue for the period
– basic and diluted	41,948,748	(29,364,123)	12,584,625

Schedule of Consolidated Balance Sheets	Consolidated balance sheets as at June 30, 2023
	Pre-Stock Split	Adjustments	Post-Stock Split
Number of shares
– authorized	100,000,000	—	100,000,000
– issued and fully paid	8,389,750	4,194,875	12,584,625
Value (US$)	39,139	—	39,139

Additional paid-in capital
Value (US$)	377,538	—	377,538

Total share capital
Value (US$)	416,677	—	416,677
Consolidated balance sheets as at June 30, 2022
	Pre-Reverse Split and Pre-Stock Split	Adjustments	Post-Reverse Split and Post-Stock Split
Number of shares
– authorized	50,000,000		50,000,000
– issued and fully paid	41,948,748	(29,364,123)	12,584,625
Value (US$)	39,139	—	39,139

Additional paid-in capital
Value (US$)	377,538	—	377,538

Total share capital
Value (US$)	416,677	—	416,677
Consolidated balance sheets as at June 30, 2022, June 30, 2021 and June 30, 2020
	Pre-Reverse Split and Pre-Stock Split	Adjustments	Post-Reverse Split and Post-Stock Split
Number of shares
– authorized	50,000,000	—	50,000,000
– issued and fully paid	41,948,748	(29,364,123)	12,584,625
Value (US$)	39,139	—	39,139

Additional paid -in capital
Value (US$)	377,538	—	377,538

Total share capital
Value (US$)	416,677	—	416,677